Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.71375%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$453,245.22

Principal:
Principal Collections	$10,469,152.72
Prepayments in Full	$3,313,440.83
Liquidation Proceeds	$54,232.73
Recoveries	$112,898.45
Sub Total	$13,949,724.73
Collections	$14,402,969.95

Purchase Amounts:
Purchase Amounts Related to Principal	$177,291.10
Purchase Amounts Related to Interest	$945.01
Sub Total	$178,236.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,581,206.06

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,581,206.06
Servicing Fee	$129,842.00	$129,842.00	$0.00	$0.00	$14,451,364.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,451,364.06
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,451,364.06
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,451,364.06
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,451,364.06
Interest - Class A-4 Notes	$27,713.38	$27,713.38	$0.00	$0.00	$14,423,650.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,423,650.68
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$14,329,691.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,329,691.68
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$14,261,826.26
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,261,826.26
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$14,178,606.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,178,606.68
Regular Principal Payment	$13,493,538.86	$13,493,538.86	$0.00	$0.00	$685,067.82
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$685,067.82
Residual Released to Depositor	$0.00	$685,067.82	$0.00	$0.00	$0.00
Total		$14,581,206.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,493,538.86
Total					$13,493,538.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,493,538.86	$101.77	$27,713.38	$0.21	$13,521,252.24	$101.98
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$13,493,538.86	$7.18	$272,757.38	$0.15	$13,766,296.24	$7.33

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$21,048,138.39	0.1587460	$7,554,599.53	0.0569771
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$150,018,138.39	0.0798241	$136,524,599.53	0.0726442

Pool Information
Weighted Average APR	3.643%	3.681%
Weighted Average Remaining Term	18.71	18.06
Number of Receivables Outstanding	22,350	21,243
Pool Balance	$155,810,394.68	$141,675,341.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$150,018,138.39	$136,524,599.53
Pool Factor	0.0802568	0.0729759

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$5,150,742.36
Targeted Overcollateralization Amount	$5,150,742.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,150,742.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		109	$120,935.41
(Recoveries)		217	$112,898.45
Net Loss for Current Collection Period			$8,036.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0619%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7904%
Second Prior Collection Period			0.7726%
Prior Collection Period			0.6066%
Current Collection Period			0.0648%
Four Month Average (Current and Prior Three Collection Periods)			0.5586%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,749	$18,567,164.08
(Cumulative Recoveries)			$3,727,058.43
Cumulative Net Loss for All Collection Periods			$14,840,105.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7644%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,751.10
Average Net Loss for Receivables that have experienced a Realized Loss			$2,198.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.00%	278	$2,838,649.95
61-90 Days Delinquent	0.19%	22	$265,711.41
91-120 Days Delinquent	0.09%	10	$122,804.28
Over 120 Days Delinquent	0.61%	62	$865,510.27
Total Delinquent Receivables	2.89%	372	4,092,675.91

Repossession Inventory:
Repossessed in the Current Collection Period		9	$129,231.52
Total Repossessed Inventory		14	$192,434.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4579%
Prior Collection Period			0.4519%
Current Collection Period			0.4425%
Three Month Average			0.4508%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer